Liquidity - Private Placement Transactions (Details) € in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Financial Liabilities
Effective Interest Rate		3.23%			3.84%	3.49%
Carrying Amount		€ 5,792			€ 8,937
Repayment of borrowings		3,191	[1]		1,185	€ 4,081
Private placements
Financial Liabilities
Carrying Amount		€ 0			99
Repayment of borrowings | $	$ 100			$ 100
Tranche 9-2012
Financial Liabilities
Coupon Rate		3.53%
Effective Interest Rate		3.57%
Carrying Amount		€ 0			€ 99

[1]	As of January 2025, SAP no longer classifies interest paid and interest received as a part of cash flows from operating activities. The presentation for prior periods was amended accordingly.